Income Taxes - Summary of Reconciliation of Statutory Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement [Line Items]
Statutory tax rate	30.90%	30.90%	30.90%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.60%	0.50%	0.40%
Tax-exempt income	(0.30%)	(0.40%)	(0.50%)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.30%	0.60%	0.90%
Effects of investments accounted for using the equity method	(4.30%)	(3.70%)	(3.40%)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	2.60%	(0.20%)	2.10%
Change in unrecognized deferred tax assets	3.70%	0.70%	0.90%
Tax credits	(2.70%)	(3.20%)	(4.50%)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(3.10%)	(3.50%)	(2.40%)
Unrecognized tax benefits adjustments	(0.30%)	(0.20%)	(0.40%)
Other	(0.30%)	0.60%	0.30%
Average effective tax rate	28.00%	22.20%	24.40%